UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1 – September 30, 2011

Item 1 – Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments

	SHARES	MARKET VALUE
COMMON STOCKS (97.74%)
CONSUMER DISCRETIONARY (12.48%)
Auto Components (0.57%)
BorgWarner, Inc.(a)	11,186	$677,089

Automobiles (0.45%)
Thor Industries, Inc.	24,333	538,976

Distributors (1.32%)
LKQ Corp.(a)	64,805	1,565,689

Diversified Consumer Services (0.17%)
Capella Education Co.(a)	96	2,725
Global Education & Technology Group Ltd.(a)(b)	27,358	129,403
Xueda Education Group(a)(b)	24,978	68,190

		200,318

Hotels, Restaurants & Leisure (1.22%)
BJ’s Restaurants, Inc.(a)	14,945	659,224
Ctrip.com International Ltd.(a)(b)	24,366	783,610

		1,442,834

Household Durables (0.16%)
Harman International Industries, Inc.	6,667	190,543

Internet & Catalog Retail (2.54%)
Amazon.com, Inc.(a)	6,740	1,457,390
Expedia, Inc.	15,000	386,250
priceline.com, Inc.(a)	2,600	1,168,596

		3,012,236

Specialty Retail (4.04%)
CarMax, Inc.(a)	31,672	755,377
Dick’s Sporting Goods, Inc.(a)	19,300	645,778
Francesca’s Holdings Corp.(a)	8,649	183,445
Monro Muffler Brake, Inc.	19,911	656,466
Rue21, Inc.(a)	52,761	1,197,147
Teavana Holdings, Inc.(a)	14,828	301,601
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	7,929	493,422
Urban Outfitters, Inc.(a)	25,100	560,232

		4,793,468

Textiles, Apparel & Luxury Goods (2.01%)
Fossil, Inc.(a)	10,200	826,812
Gildan Activewear, Inc.	31,100	803,624
Under Armour, Inc., Class A(a)	11,472	761,856

		2,392,292

See Notes to Schedule of Investments.
Third Quarter Report (Unaudited) | September 30, 2011	1

Schedule of Investments	Liberty All-Star® Growth Fund

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
CONSUMER STAPLES (3.59%)
Food & Staples Retailing (0.85%)
Costco Wholesale Corp.	12,300	$1,010,076

Food Products (2.74%)
Green Mountain Coffee Roasters, Inc.(a)	20,600	1,914,564
Mead Johnson Nutrition Co.	19,400	1,335,302

		3,249,866

ENERGY (8.90%)
Energy Equipment & Services (7.47%)
CARBO Ceramics, Inc.	6,200	635,686
Core Laboratories N.V.	21,057	1,891,550
Dril-Quip, Inc.(a)	11,856	639,157
FMC Technologies, Inc.(a)	50,900	1,913,840
Lufkin Industries, Inc.	12,400	659,804
Oceaneering International, Inc.	52,300	1,848,282
Schlumberger Ltd.	21,395	1,277,924

		8,866,243

Oil, Gas & Consumable Fuels (1.43%)
Brigham Exploration Co.(a)	15,700	396,582
Occidental Petroleum Corp.	18,200	1,301,300

		1,697,882

FINANCIALS (9.31%)
Capital Markets (2.97%)
Affiliated Managers Group, Inc.(a)	13,790	1,076,309
The Charles Schwab Corp.	64,600	728,042
FXCM, Inc., Class A	37,685	528,344
T. Rowe Price Group, Inc.	16,700	797,759
Virtus Investment Partners, Inc.(a)	7,301	391,480

		3,521,934

Commercial Banks (1.18%)
Signature Bank(a)	29,359	1,401,305

Consumer Finance (0.63%)
Green Dot Corp., Class A(a)	23,800	745,416

Diversified Financial Services (1.24%)
MSCI, Inc., Class A(a)	22,825	692,282
Portfolio Recovery Associates, Inc.(a)	12,635	786,150

		1,478,432

Insurance (2.42%)
ACE Ltd.	37,200	2,254,320
Greenlight Capital Re Ltd., Class A(a)	29,803	618,114

		2,872,434

See Notes to Schedule of Investments.
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Liberty All-Star® Growth Fund	Schedule of Investments

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Real Estate Management & Development (0.87%)
FirstService Corp.(a)	40,205	$1,034,073

HEALTH CARE (14.43%)
Biotechnology (3.68%)
BioMarin Pharmaceutical, Inc.(a)	54,989	1,752,499
Dendreon Corp.(a)	55,200	496,800
Human Genome Sciences, Inc.(a)	55,388	702,874
Ironwood Pharmaceuticals, Inc.(a)	19,200	207,360
Pharmasset, Inc.(a)	4,200	345,954
Vertex Pharmaceuticals, Inc.(a)	19,300	859,622

		4,365,109

Health Care Equipment & Supplies (3.97%)
Accuray, Inc.(a)	44,878	180,409
Intuitive Surgical, Inc.(a)	5,470	1,992,612
Masimo Corp.	27,495	595,267
Varian Medical Systems, Inc.(a)	22,600	1,178,816
Volcano Corp.(a)	25,800	764,454

		4,711,558

Health Care Providers & Services (1.39%)
IPC The Hospitalist Co., Inc.(a)	10,835	386,701
PSS World Medical, Inc.(a)	34,111	671,646
VCA Antech, Inc.(a)	36,775	587,664

		1,646,011

Health Care Technology (2.47%)
athenahealth, Inc.(a)	15,683	933,923
Cerner Corp.(a)	29,100	1,993,932

		2,927,855

Life Sciences Tools & Services (0.97%)
Life Technologies Corp.(a)	29,900	1,149,057

Pharmaceuticals (1.95%)
Allergan, Inc.	19,100	1,573,458
Mylan, Inc.(a)	44,000	748,000

		2,321,458

INDUSTRIALS (15.67%)
Aerospace & Defense (2.99%)
Aerovironment, Inc.(a)	18,020	507,263
HEICO Corp.	16,871	830,728
Precision Castparts Corp.	8,800	1,368,048
TransDigm Group, Inc.(a)	10,349	845,203

		3,551,242

See Notes to Schedule of Investments.
Third Quarter Report (Unaudited) | September 30, 2011	3

Schedule of Investments	Liberty All-Star® Growth Fund

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Air Freight & Logistics (3.91%)
C.H. Robinson Worldwide, Inc.	40,650	$2,783,305
Expeditors International of Washington, Inc.	45,700	1,853,135

		4,636,440

Commercial Services & Supplies (0.98%)
American Reprographics Co.(a)	47,576	159,855
Waste Connections, Inc.	29,575	1,000,227

		1,160,082

Electrical Equipment (1.76%)
II-VI, Inc.(a)	32,210	563,675
Rockwell Automation, Inc.	27,100	1,517,600

		2,081,275

Machinery (0.85%)
Graco, Inc.	18,546	633,160
Middleby Corp.(a)	5,376	378,793

		1,011,953

Professional Services (4.56%)
Huron Consulting Group, Inc.(a)	27,815	865,881
ICF International, Inc.(a)	14,139	265,955
IHS, Inc., Class A(a)	29,350	2,195,673
Resources Connection, Inc.	82,682	808,630
Robert Half International, Inc.	37,400	793,628
Stantec, Inc.(a)	21,775	486,018

		5,415,785

Road & Rail (0.62%)
Landstar System, Inc.	18,616	736,449

INFORMATION TECHNOLOGY (28.10%)
Communications Equipment (4.33%)
Acme Packet, Inc.(a)	4,000	170,360
Aruba Networks, Inc.(a)	41,700	871,947
F5 Networks, Inc.(a)	9,100	646,555
InterDigital, Inc.	12,661	589,749
Polycom, Inc.(a)	33,235	610,527
QUALCOMM, Inc.	46,365	2,254,730

		5,143,868

Computers & Peripherals (2.70%)
Apple, Inc.(a)	7,710	2,938,898
Fusion-io, Inc.(a)	14,276	271,244

		3,210,142

Electronic Equipment & Instruments (1.57%)
FARO Technologies, Inc.(a)	21,048	664,064
FLIR Systems, Inc.	9,325	233,591
National Instruments Corp.	25,147	574,861

See Notes to Schedule of Investments.
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Liberty All-Star® Growth Fund	Schedule of Investments

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Electronic Equipment & Instruments (continued)
Universal Display Corp.(a)	8,100	$388,314

		1,860,830

Internet Software & Services (5.18%)
Baidu, Inc.(a)(b)	16,000	1,710,560
Google, Inc., Class A(a)	3,570	1,836,337
Liquidity Services, Inc.(a)	23,000	737,610
Monster Worldwide, Inc.(a)	67,527	484,844
SINA Corp.(a)	4,400	315,084
VistaPrint Ltd.(a)	19,908	538,113
Youku.com, Inc.(a)(b)	31,864	521,295

		6,143,843

IT Services (3.23%)
Cognizant Technology Solutions Corp., Class A(a)	19,900	1,247,730
FleetCor Technologies, Inc.(a)	9,177	240,988
ServiceSource International, Inc.(a)	17,738	234,319
VeriFone Systems, Inc.(a)	30,938	1,083,448
Visa, Inc., Class A	11,915	1,021,354

		3,827,839

Semiconductors & Semiconductor Equipment (2.94%)
ARM Holdings PLC(b)	80,500	2,052,750
Cavium, Inc.(a)	27,488	742,451
Hittite Microwave Corp.(a)	14,151	689,154

		3,484,355

Software (8.15%)
ANSYS, Inc.(a)	13,963	684,746
Concur Technologies, Inc.(a)	15,406	573,411
QLIK Technologies, Inc.(a)	36,577	792,258
RealPage, Inc.(a)	30,444	622,580
Salesforce.com, Inc.(a)	21,800	2,491,304
Solera Holdings, Inc.	24,735	1,249,117
SuccessFactors, Inc.(a)	47,081	1,082,392
Ultimate Software Group, Inc.(a)	12,557	586,663
VMware, Inc., Class A(a)	19,800	1,591,524

		9,673,995

MATERIALS (2.66%)
Chemicals (1.64%)
CF Industries Holdings, Inc.	4,700	579,933
Praxair, Inc.	14,600	1,364,808

		1,944,741

Metals & Mining (1.02%)
Allegheny Technologies, Inc.	15,800	584,442
Silver Wheaton Corp.	21,250	625,812

		1,210,254

See Notes to Schedule of Investments.
Third Quarter Report (Unaudited) | September 30, 2011	5

Schedule of Investments	Liberty All-Star® Growth Fund

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
TELECOMMUNICATION SERVICES (1.75%)
Wireless Telecommunication Services (1.75%)
American Tower Corp., Class A(a)	38,600	$2,076,680

UTILITIES (0.85%)
Electric Utilities (0.85%)
ITC Holdings Corp.	13,083	1,013,017

TOTAL COMMON STOCKS
(COST OF $108,389,510)		115,994,944

	PAR VALUE
SHORT TERM INVESTMENT (2.63%)
REPURCHASE AGREEMENT (2.63%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/11, due 10/03/11 at 0.01%, collateralized by several Fannie Mae and Freddie Mac instruments with various maturity dates, market value of $3,195,728 (Repurchase proceeds of $3,127,000)	$3,127,000	3,127,000

TOTAL SHORT TERM INVESTMENT
(COST OF $3,127,000)		3,127,000

TOTAL INVESTMENTS (100.37%)
(COST OF $111,516,510)(c)		119,121,944
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.37%)		(436,230)

NET ASSETS (100.00%)		$118,685,714

NET ASSET VALUE PER SHARE
(30,080,350 SHARES OUTSTANDING)		$3.95

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $111,880,618.

Gross unrealized appreciation and depreciation at September 30, 2011 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$20,417,963
Gross unrealized depreciation	(13,176,637)

Net unrealized appreciation	$7,241,326

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Schedule of Investments.
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Liberty All-Star® Growth Fund	Notes to Schedule of Investments

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Liberty All-Star® Growth Fund’s (the “Fund”) Board of Directors (the “Board”).

Foreign Securities

The Fund invests in foreign securities including American Depositary Receipts, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Security Transactions

Security transactions are recorded on the trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following the three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Third Quarter Report (Unaudited) | September 30, 2011	7

Notes to Schedule of Investments	Liberty All-Star® Growth Fund
September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$115,994,944	$–	$–	$115,994,944
Short Term Investment	–	3,127,000	–	3,127,000
Total	$115,994,944	$3,127,000	$–	$119,121,944

*See Schedule of Investments for industry classifications

For the three months ended September 30, 2011, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote

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Liberty All-Star® Growth Fund	Notes to Schedule of Investments

of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquiror and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquiror or in respect of which the acquiror is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquiror to exercise voting power in electing directors within certain statutorily-defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

Third Quarter Report (Unaudited) | September 30, 2011	9

Description of Lipper Benchmark and Market Indices	Liberty All-Star® Growth Fund
September 30, 2011 (Unaudited)

Lipper Multi-Cap Growth Mutual Fund Average

The average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

NASDAQ Composite Index

Measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market.

Russell 3000® Growth Index

Measures the performance of those Russell 3000® companies with higher price-to-book-ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 1000® Growth Index (Largecap)

Measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell Midcap® Growth Index

Measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell 2000® Growth Index (Smallcap)

Measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

S&P 500 Index

A representative sample of 500 leading companies in leading industries of the U.S. economy. Focuses on the large-cap segment of the market with approximately 75% coverage of U.S. equities.

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Item 2 – Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 28, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 28, 2011